Board remuneration (Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares) (Details)	0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended					12 Months Ended
	Mar. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ASM International N.V. [Member]		Jul. 25, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 2003 [Member]	Dec. 31, 2013 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Jan. 25, 2013 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] USD ($)	Jan. 25, 2013 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)	Dec. 31, 2013 2007 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2008 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2009 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2010 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2011 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2011 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2012 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2012 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2013 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2013 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2013 2007 and 2008 [Member]	Dec. 31, 2013 2009 and 2010 [Member]	Dec. 31, 2013 2011 and 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance (in shares)		2,325,088		467,645					20,000	[1],[2]			19,645	[3]	125,000	[3]	50,000	[4]	25,000	[4]	75,000	[5]	53,000	[5]	60,000	[5]	40,000	[5]	0	[5]	0	[5]
Number of options granted (in shares)	1,950,300			128,000					0	[1],[2]			0	[3]	0	[3]	0	[4]	0	[4]	0	[5]	0	[5]	0	[5]	0	[5]	75,000	[5]	53,000	[5]
Exercised (in shares)			(328,000)	(20,000)	[6]				(20,000)	[1],[2],[6]			0	[3],[6]	0	[3],[6]	0	[4],[6]	0	[4],[6]	0	[5],[6]	0	[5],[6]			0	[5],[6]	0	[5],[6]	0	[5],[6]
Adjustments following the capital distribution (in shares)				80,276	[7]				0	[1],[2],[7]			3,523	[3],[7]	22,416	[3],[7]	8,967	[4],[7]	4,483	[4],[7]	13,450	[5],[7]	9,504	[5],[7]	10,760	[5],[7]	7,173	[5],[7]
Number of options outstanding, ending balance (in shares)		3,308,502	2,325,088	655,921					0	[1],[2]			23,168	[3]	147,416	[3]	58,967	[4]	29,483	[4]	88,450	[5]	62,504	[5]	70,760	[5]	47,173	[5]	75,000	[5]	53,000	[5]
Exercise price (in euro/dollar per share)									€ 11.35	[1],[2]	$ 38.87	€ 29.04	€ 16.51	[3]	€ 10.78	[3]	€ 12.79	[4]	€ 13.80	[4]	€ 18.93	[5]	€ 18.93		€ 22.93	[5]	€ 22.93		€ 23.73	[5]	€ 23.73
Options outstanding, contractual life		7 years						10 years																									8 years	8 years	7 years
Options exercisable, contractual life		7 years						5 years																									3 years
Maximum percentage of options granted																																	150.00%
Options vesting period		3 years																																3 years	3 years
Percentage of stake sold						12.00%	11.88%
Capital distribution (in euro per share)						€ 4.25
Theoretical adjustment ratio						0.84974

[1]	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
[2]	These options have been exercised on January 25, 2013 at a share price of €29.04.
[3]	These options are conditional. A percentage, not exceeding 150%, of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years
[4]	These options are granted for a term of eight years and become exercisable after a three years vesting period.
[5]	These options are granted for a term of seven years and become exercisable after a three years vesting period.
[6]	These options were exercised in January 2013 at a share price of US$38.87.
[7]	Following the sale of a 12% share of ASMPT, a capital distribution of €4.25 per common share was effectuated on July 25, 2013. As a result of this capital distribution the underlying value of ASMI option holders was diluted. The Management Board of ASMI and the Supervisory Board of ASMI decided to apply a theoretical adjustment ratio of 0.84974 to the outstanding options granted to employees including members of the Management Board as determined based on the specific rules issued and applied by NYSE Liffe. These specific rules issued by NYSE Liffe are similar to the adjustment ratio as applied to traded securities that are also not entitled to receive the capital distribution. Under these rules a theoretical adjustment ratio was determined based on the value and the effective date of the capital distribution and this ratio was applied to adjust the original number of the options and the original exercise price of the outstanding options.